Document and Entity Information	Oct. 18, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Switchback II Corp
Amendment Flag	false
Entity Central Index Key	0001829730
Document Type	8-K
Document Period End Date	Oct. 18, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-39863
Entity Tax Identification Number	98-1564143
Entity Address, Address Line One	5949 Sherry Lane
Entity Address, Address Line Two	Suite 1010
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(972)
Local Phone Number	514-9535
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fifth Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fifth of one warrant
Trading Symbol	SWBK.U
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SWBK
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SWBK.WS
Security Exchange Name	NYSE